Note 18 - Share Capital - Schedule of Share Capital Reconciliation (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 13, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024
Statement Line Items [Line Items]
Proceeds net of share issue costs			$ 4,468	$ 7,838	$ 10,864
Total allocated to share capital			$ 2,446	$ 3,949	$ 10,864
Issued capital [member]
Statement Line Items [Line Items]
Number of common shares (in shares)			5,320,000	6,076,500	13,750,000
Total allocated to share capital			$ 2,446	$ 3,949	$ 10,864
Flow-through shares [member]
Statement Line Items [Line Items]
Number of common shares issued (in shares)		6,076,500	5,320,000	6,076,500		5,320,000
Common shares issued	$ 5,001	$ 8,750	$ 5,001	$ 8,750
Cash share issue costs			(533)	(912)
Proceeds net of share issue costs			4,468	7,838
Less: flow-through share premium liability (note 13)			$ (2,022)	$ (3,889)
Number of common shares (in shares)			5,320,000	6,076,500
Total allocated to share capital			$ 2,446	$ 3,949
Flow-through shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Number of common shares issued (in shares)			5,320,000	6,076,500
Common shares issued			$ 5,001	$ 8,750
Ordinary shares [member]
Statement Line Items [Line Items]
Number of common shares issued (in shares)					13,750,000
Common shares issued					$ 11,000
Cash share issue costs					(136)
Proceeds net of share issue costs					$ 10,864
Number of common shares (in shares)					13,750,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Number of common shares issued (in shares)					13,750,000
Common shares issued					$ 11,000